Income and Expenses - Additional Information (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Analysis Of Contract Balances [Abstract]
Decrease in trade and other receivables	₱ 1,219
Decrease in contract assets	582
Contract liabilities and unearned revenues	1,301
Noncurrent portion of contract liabilities and unearned revenues	604	₱ 532
Current portion of contract liabilities and unearned revenues	₱ 7,879	6,650
Decrease in service revenue and interconnection costs due to adjustments		₱ 1,838	₱ 993